OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2018	2017

Prepaid expenses	292	254
Government authorities	68	35
Employees	21	18
Others	779	1,474

	1,160	1,781